Earnings Per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE

Diluted earnings per share ("EPS") was calculated using the treasury stock method for options.

	2019			2018
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Basic EPS	$1,655	436.8	$3.79	$1,100	424.7	$2.59
Potential dilutive effect of stock options	—	0.7	—	—	0.5	—
Diluted EPS	$1,655	437.5	$3.78	$1,100	425.2	$2.59